BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

BlackRock New Jersey Municipal Bond Fund

(the “Fund”)

Supplement dated May 26, 2017 to the Statement of Additional Information dated September 28, 2016, as amended and supplemented to date

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The third paragraph in the section of the Statement of Additional Information entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers” is deleted in its entirety and replaced with the following:

Theodore R. Jaeckel, Jr., CFA and Phillip Soccio, CFA are the co-portfolio managers of the New Jersey Fund and are jointly and primarily responsible for the day-to-day management of the Fund.

The subsection of the Statement of Additional Information entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Other Funds and Accounts Managed — New Jersey Fund” is deleted in its entirety and replaced with the following:

New Jersey Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Theodore R. Jaeckel, Jr., CFA	60	0	0	0	0	0

	$33.43 Billion	$0	$0	$0	$0	$0
Phillip Soccio, CFA*	14	0	0	0	0	0

	$4.89 Billion	$0	$0	$0	$0	$0

* Information as of April 30, 2017.

The table in the subsection of the Statement of Additional Information entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio Managed	Benchmark
Theodore R. Jaeckel, Jr., CFA	California Fund New Jersey Fund Pennsylvania Fund	A combination of market-based indices (e.g., Standard & Poor’s Municipal Bond Index), certain customized indices and certain fund industry peer groups.

Walter O’Connor, CFA	California Fund Pennsylvania Fund	A combination of market-based indices (e.g., Standard & Poor’s Municipal Bond Index), certain customized indices and certain fund industry peer groups.

Phillip Soccio, CFA	New Jersey Fund Pennsylvania Fund	A combination of market-based indices (e.g., Standard & Poor’s Municipal Bond Index), certain customized indices and certain fund industry peer groups.

Portfolio Manager	Portfolio Managed	Benchmark
Peter Hayes	California Fund	Lipper Closed-End General Bond Fund classification, a subset of the Lipper Short Municipal Debt Fund classification. Due to Portfolio Manager Peter Hayes’ unique position (Portfolio Manager and Chief Investment Officer of Tax Exempt Fixed Income) his compensation does not solely reflect his role as portfolio manager of the funds managed by him. The performance of the funds he manages is included in consideration of his incentive compensation, but given his unique role it is not the sole driver of compensation.

James Pruskowski	California Fund	A combination of market-based indices (e.g., Standard & Poor’s Municipal Bond Index), certain customized indices and certain fund industry peer groups.

Michael Kalinoski, CFA	California Fund	A combination of market-based indices (e.g., Standard & Poor’s Municipal Bond Index), certain customized indices and certain fund industry peer groups.

The subsection of the Statement of Additional Information entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Fund Ownership” is deleted in its entirety and replaced with the following:

Fund Ownership

The following table sets forth the dollar range of equity securities of the Funds beneficially owned by each portfolio manager as of the fiscal year ended May 31, 2016.

Portfolio Manager	Portfolio Managed	Dollar Range
Phillip Soccio, CFA	New Jersey Fund* Pennsylvania Fund	None None

Theodore R. Jaeckel, Jr., CFA	California Fund New Jersey Fund Pennsylvania Fund	None None None

Walter O’Connor, CFA	California Fund Pennsylvania Fund	None None None

Peter Hayes	California Fund	None

James Pruskowski	California Fund	None

Michael Kalinoski, CFA	California Fund	None

* Information as of April 30, 2017.

Shareholders should retain this Supplement for future reference.

SAI-10327-0517SUP